Prudential Government Money Market Fund, Inc.

655 Broad Street, 17th Floor

Newark, New Jersey 07102

April 8, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-1520

Re:	485(b) Filing for Prudential Government Money Market Fund, Inc.
Registration Numbers 333-112406 and 811-02619

Dear Sir or Madam:

We are filing today via EDGAR a Post-Effective Amendment under Rule 485(b) to the Registration Statement of the above-referenced Registrant. The purpose for this Post-Effective Amendment is to file exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the Registrant’s prospectus(es), dated March 30, 2016, included in Post-Effective Amendment No. 66 (Accession Number: 0000067590-16-001707) filed via EDGAR on March 29, 2016.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at 973-367-5401.

Sincerely,

/s/ Amanda Ryan
Amanda Ryan